Principal Accounting Policies - Observable Short-term Investments And Long-term Investments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Principal Accounting Policies
Short-term investments	¥ 853,704	$ 122,078	¥ 432,823
Fair Value Measurement Using Significant Other Markets for Identical Assets (Level 1)
Principal Accounting Policies
Long-term investments	3,105	444	2,074
Fair Value Measurement Using Significant Other Observable Inputs (Level 2)
Principal Accounting Policies
Short-term investments	¥ 466,315	$ 66,682	¥ 226,178